Related Parties - Summary of Key Management Personnel Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Short-term employee benefits	R$ 9,436	R$ 5,321	R$ 4,087
Share-based compensation plan	59,747	1,359	2,043
Key management personnel compensation	R$ 69,183	R$ 6,680	R$ 6,130